UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road, Plainsboro, New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard Aberdeen Asset Management Inc. 1735 Market Street 37th Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-866-839-5205

Date of fiscal year end: 10/31/06

Date of reporting period: 7/31/06

Item 1 – Schedule of Investments

Aberdeen Australia Equity Fund, Inc.

Portfolio of Investments (unaudited)

July 31, 2006

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 97.0%
Common Stocks- 97.0%
Consumer Discretionary- 8.5%
1,067,000	APN News & Media Corporation Limited	$4,112,746
374,000	Billabong International Limited	4,141,321
809,000	TABCORP Holdings Limited	9,516,043

		17,770,110

Consumer Staples- 10.4%
1,010,000	Foster’s Group Limited	4,163,927
1,028,500	Lion Nathan Limited	6,202,667
789,000	Woolworths Limited	11,511,805

		21,878,399

Energy- 4.5%
285,500	Woodside Petroleum Limited	9,361,552

Financials- 32.5%
738,000	Australia & New Zealand Banking Group Limited	14,279,639
157,000	Australian Stock Exchange Limited	3,936,520
447,500	Bendigo Bank Limited	4,224,772
248,000	Commonwealth Bank of Australia	8,513,912
900,000	QBE Insurance Group Limited	15,207,246
567,000	Suncorp-Metway Limited	8,407,435
798,000	Westpac Banking Corporation Limited	13,453,183

		68,022,707

Industrials- 11.0%
1,125,000	Downer EDI Limited	6,457,045
292,500	Leighton Holdings Limited	4,319,237
2,668,000	Qantas Airways Limited	6,235,699
221,000	Wesfarmers Limited	5,995,080

		23,007,061

Materials- 16.9%
883,500	BHP Billiton Limited	18,801,041
291,000	Rio Tinto Limited*	16,581,806

		35,382,847

Property- 5.0%
737,000	Westfield Group Limited	10,391,657

Telecommunication Services- 5.2%
2,338,000	Telecom Corporation of New Zealand Limited	5,912,320
1,744,500	Telstra Corporation Limited	5,106,623

		11,018,943

Utilities- 3.0%
148,000	Australian Gas Light Company Limited	2,157,107
4,116,000	SP Ausnet	4,068,783

		6,225,890

Total Long-Term Investments- 97.0% (cost $133,958,624)		203,059,166

SHORT-TERM INVESTMENT - 0.6%
1,364,000	Repurchase Agreement, State Street Bank and Trust Company, 4.71% dated 7/31/06, due 8/01/06 in the amount of $1,364,178 (collateralized by $1,215,000 U.S. Treasury Bonds, 6.25% due 8/15/23; value $1,393,724)	1,364,000

Total Short-Term Investments- 0.6% (cost $1,364,000)
Total Investments- 97.6% (cost $135,322,624)		204,423,166
Other assets in excess of liabilities - 2.4%		4,929,240

Net Assets- 100.0%		$209,352,406

*	Portion of security is on loan.

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2006 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$150,246,611	$60,816,317	$6,639,762	$54,176,555

Aberdeen Australia Equity Fund, Inc. 1

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Australia Equity Fund, Inc.

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Australia Equity Fund, Inc.

Date: September 28, 2006

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Australia Equity Fund, Inc.

Date: September 28, 2006